OTHER RECEIVABLES AND OTHER PAYABLE - Right of recovery and Deferred Payment (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 19, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)		50.00%
Rehabilitation recoverable (as a percent)		50.00%
Deferred Payment movement
Payment of Deferred Payment		R (283.4)	R (38.6)
Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Deferred payment percentage	35.00%
Measurement period	6 years
Deferred Payment movement
Balance at the beginning of the year		2,205.9	2,194.7	R 1,577.4
Interest charge		179.0	200.4	148.2
Payment of Deferred Payment		(283.4)	(38.6)
Loss on revised estimated cash flows		724.1	(150.6)	469.1
Balance at end of the year		2,825.6	2,205.9	R 2,194.7
Pandora Acquisition By Lonmin [Member]
Disclosure of detailed information about business combination [line items]
Deferred payment percentage				20.00%
Measurement period				6 years
Gross minimum deferred payment for the contingent consideration				R 400.0
Percentage of voting equity interests acquired				50.00%
Discount rate applied to cash flow projections				12.50%
Deferred Payment movement
Interest charge		40.5
Payment of Deferred Payment			235.4
Balance at end of the year		275.9
Minimum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000.0
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability		R 179.0	R 172.0